Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Acquisition [Line Items]
Summary of Estimated Fair Value of Asset Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of February 25, 2025, the date of acquisition:

	RMB	US$
	(In millions)
Net assets acquired, excluding intangible assets and deferred tax liabilities	(11)	(2)
Intangible assets	1,192	170
Deferred tax liabilities	(159)	(23)
Goodwill	14,197	2,031

Purchase consideration	15,219	2,176